Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of anti-dilutive common shares outstanding
Antidilutive securities	13,645,984	1,031,416	12,564,224	586,535
Series A Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		40,000	40,000	40,000
Series B Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	5,696,302	330,888	4,520,013	180,802
Series C Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	4,272,227	273,461	3,390,010
Series D Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	3,352	168,298	48,640	221,091
Series E Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	1,405,896		1,279,865
Series F Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	345,833		261,829
Series H Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	644,130		586,387
Series I Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	375,000		283,912
Warrants [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	903,245	218,769	2,153,569	144,642